Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and of Regulation
S-K
of the Exchange Act, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. For further information concerning the company’s variable pay-for-performance
philosophy and how the company aligns executive compensation with the company’s performance, refer to
Executive Compensation – Compensation Discussion and Analysis.

							Value of initial fixed $100 investment based on:
Year (a)	Summary compensation table total for first PEO ($) 1 (b1)	Summary compensation table total for second PEO ($) 1 (b2)	Compensation actually paid to first PEO ($) 2 (b1)	Compensation actually paid to second PEO ($) 2 (c)	Average summary compensation table total for non-PEO NEOs ($) 3 (d)	Average compensation actually paid to non-PEO NEOs ($) 4 (e)	Total shareholder return ($) 5 (f)	Peer group total shareholder return ($) 6 9 (g)	Net income/ (loss) ($M) 7 (h)	Company selected measure-adjusted operating margin(%) 8 (i)

2024	N/A	11,232,341	N/A	11,416,828	5,160,123	5,095,524	122	173	752.4	31.1%

2023	17,354,819	11,864,931	18,005,113	11,533,698	5,658,504	5,387,543	118	135	(168.2)	30.4%

2022	15,173,146	N/A	6,359,694	N/A	5,532,531	2,549,789	114	119	925.5	34.8%

2021	12,897,752	N/A	21,171,173	N/A	5,228,946	8,067,761	140	155	1,969.4	41.5%

2020	11,747,102	N/A	11,869,332	N/A	4,380,258	4,901,847	103	117	807.5	37.0%

1.
(b1) represents the amounts of total compensation and the amounts of “compensation actually paid” reported for Mr. Flanagan, who retired as President and Chief Executive Officer effective June 30, 2023. Fiscal year 2023 includes compensation related to Mr. Flanagan’s retirement agreement.

(b2) represents the amounts of total compensation reported for Mr. Schlossberg, who succeeded Mr. Flanagan as President and Chief Executive Officer effective June 30, 2023, for each corresponding year in the “Total” column of the Summary Compensation Table. See Summary Compensation Table for additional information.

2.
(c) represents the amount of “compensation actually paid” to Mr. Schlossberg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schlossberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Schlossberg’s total compensation to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reduced by the Reported Value of Equity Awards ($) (aa)	Increased by Equity Award Adjustments ($) (bb)	Compensation Actually Paid to PEO ($)

2024	11,232,341	(6,239,369)	6,423,856	11,416,828

(aa)	The grant date fair value of equity awards represents the total of the amounts reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of:

Year	Year End Fair Value of Equity Awards Granted During the Year and Unvested ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (vi)	Total Equity Award Adjustments ($)

2024	7,434,319	(388,940)	0	(224,446)	(637,033)	239,956	6,423,856

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable year.

3.
(d) represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Flanagan for 2020-2023 and Mr. Schlossberg for 2023 and 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2024	2023	2022	2021	2020

Stephanie Butcher, SMD and Co-Head of Investments	●	●

L. Allison Dukes, Senior Managing Director and Chief Financial Officer	●	●	●	●	●

Andrew T.S. Lo, Senior Managing Director and Head of Asia Pacific	●	●	●	●	●

Gregory G. McGreevey 1 , Senior Managing Director, Investments		●	●	●	●

Doug Sharp, SMD and Head of Americas and EMEA	●	●

Andrew R. Schlossberg 2 , Senior Managing Director, Head of the Americas			●	●	●

Loren M. Starr 3 , Retired Vice Chair, Former Senior Managing Director and Chief Financial Officer					●

Tony Wong, SMD and Co-Head of Investments	●	●

1.	Mr. McGreevey retired as Senior Managing Director - Investments from the company on February 8, 2023.
2.	Mr. Schlossberg succeeded Mr. Flanagan as President and CEO and as a member of the Board of Directors effective June 30, 2023.
3.
Mr. Starr transitioned from his role as Senior Managing Director and Chief Financial Officer to an executive advisory role of Vice Chair effective August 1, 2020. He served as Vice Chair until his retirement from the company on March 1, 2021.

4.
(e) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Schlossberg), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Schlossberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Schlossberg) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reduced by the Average Reported Value of Equity Awards ($)	Increased by the Average Equity Award Adjustments ($) (cc)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,160,123	(2,465,346)	2,400,747	5,095,524

(cc)	The equity award adjustments include the addition (or subtraction, as ap p licable) of:

Year	Average Year End Fair Value of Equity Awards Granted During the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	2,929,308	(170,616)	0	(156,496)	(297,853)	96,404	2,400,747

5.
(f) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.
(g) represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated.

7.	(h) represents the amount of Net income/(loss) reflected in the Company’s audited financial statements for the applicable year.
8.
(i) represents the Adjusted operating margin for 2020, 2021, 2022 and 2024, which is equal to Adjusted operating revenues divided by Net revenues and Scorecard adjusted operating margin for 2023, which is equal to Scorecard adjusted operating income divided by Net revenues. These are non-GAAP
financial measures. Refer to Appendix A – Schedule of
non-GAAP
information for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial,
for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is Adjusted operating margin.

Company Selected Measure Name	Adjusted operating margin
Named Executive Officers, Footnote
3.
(d) represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Flanagan for 2020-2023 and Mr. Schlossberg for 2023 and 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Flanagan) are:

Name and title	2024	2023	2022	2021	2020

Stephanie Butcher, SMD and Co-Head of Investments	●	●

L. Allison Dukes, Senior Managing Director and Chief Financial Officer	●	●	●	●	●

Andrew T.S. Lo, Senior Managing Director and Head of Asia Pacific	●	●	●	●	●

Gregory G. McGreevey 1 , Senior Managing Director, Investments		●	●	●	●

Doug Sharp, SMD and Head of Americas and EMEA	●	●

Andrew R. Schlossberg 2 , Senior Managing Director, Head of the Americas			●	●	●

Loren M. Starr 3 , Retired Vice Chair, Former Senior Managing Director and Chief Financial Officer					●

Tony Wong, SMD and Co-Head of Investments	●	●

1.	Mr. McGreevey retired as Senior Managing Director - Investments from the company on February 8, 2023.
2.	Mr. Schlossberg succeeded Mr. Flanagan as President and CEO and as a member of the Board of Directors effective June 30, 2023.
3.
Mr. Starr transitioned from his role as Senior Managing Director and Chief Financial Officer to an executive advisory role of Vice Chair effective August 1, 2020. He served as Vice Chair until his retirement from the company on March 1, 2021.

Peer Group Issuers, Footnote	represents the weighted compensation peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated.
Adjustment To PEO Compensation, Footnote
2.
(c) represents the amount of “compensation actually paid” to Mr. Schlossberg, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schlossberg during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Schlossberg’s total compensation to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reduced by the Reported Value of Equity Awards ($) (aa)	Increased by Equity Award Adjustments ($) (bb)	Compensation Actually Paid to PEO ($)

2024	11,232,341	(6,239,369)	6,423,856	11,416,828

(aa)	The grant date fair value of equity awards represents the total of the amounts reported in the “Share Awards” column in the Summary Compensation Table for the applicable year.
(bb)	The equity award adjustments for the applicable year include the addition (or subtraction, as applicable) of:

Year	Year End Fair Value of Equity Awards Granted During the Year and Unvested ($) (i)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($) (ii)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (iii)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($) (iv)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($) (v)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($) (vi)	Total Equity Award Adjustments ($)

2024	7,434,319	(388,940)	0	(224,446)	(637,033)	239,956	6,423,856

(i)	the year-end fair value of equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)	the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested;
(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the amount of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such awards or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,160,123	$ 5,658,504	$ 5,532,531	$ 5,228,946	$ 4,380,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,095,524	5,387,543	2,549,789	8,067,761	4,901,847
Adjustment to Non-PEO NEO Compensation Footnote
4.
(e) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Schlossberg), as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Schlossberg) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Schlossberg) to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Reduced by the Average Reported Value of Equity Awards ($)	Increased by the Average Equity Award Adjustments ($) (cc)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,160,123	(2,465,346)	2,400,747	5,095,524

(cc)	The equity award adjustments include the addition (or subtraction, as ap p licable) of:

Year	Average Year End Fair Value of Equity Awards Granted During the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	2,929,308	(170,616)	0	(156,496)	(297,853)	96,404	2,400,747

Compensation Actually Paid vs. Total Shareholder Return	CAP vs Total Shareholder Return (in 000s, except TSR) 1. Includes compensation related to Mr. Flanagan’s retirement agreement. 2. Scorecard adjusted operating margin used for 2023.
Compensation Actually Paid vs. Net Income	CAP vs Net Income and Adjusted Operating Margin (CAP in 000s; Net income in millions)
Compensation Actually Paid vs. Company Selected Measure	CAP vs Net Income and Adjusted Operating Margin (CAP in 000s; Net income in millions)
Total Shareholder Return Vs Peer Group	CAP vs Total Shareholder Return (in 000s, except TSR) 1. Includes compensation related to Mr. Flanagan’s retirement agreement. 2. Scorecard adjusted operating margin used for 2023.
Tabular List, Table
Financial performance measures
Financial performance measures As described in greater detail in Executive Compensation – Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our short-term and long-term incentive awards are selected based on an objective of incentivizing our PEO and NEOs to increase the value of our enterprise for our shareholders over the long-term. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Net long-term flows
•	Net revenues
•	Adjusted operating income
•	Adjusted operating margin
•	Adjusted diluted earnings per share

Total Shareholder Return Amount	$ 122	118	114	140	103
Peer Group Total Shareholder Return Amount	173	135	119	155	117
Net Income (Loss)	$ 752,400,000	$ (168,200,000)	$ 925,500,000	$ 1,969,400,000	$ 807,500,000
Company Selected Measure Amount	31.1	30.4	34.8	41.5	37
Measure:: 1
Pay vs Performance Disclosure
Name	Net long-term flows
Measure:: 2
Pay vs Performance Disclosure
Name	Net revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted operating margin
Non-GAAP Measure Description	represents the Adjusted operating margin for 2020, 2021, 2022 and 2024, which is equal to Adjusted operating revenues divided by Net revenues and Scorecard adjusted operating margin for 2023, which is equal to Scorecard adjusted operating income divided by Net revenues. These are non-GAAP
financial measures. Refer to Appendix A – Schedule of
non-GAAP
information for further information regarding the calculation of this performance measure. The company uses numerous key performance indicators, both financial and non-financial,
	for the purpose of evaluating performance. For purposes of the Pay versus Performance table, the company determined the performance measure that is the most relevant is Adjusted operating margin.
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Mr. Flanagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 17,354,819	$ 15,173,146	$ 12,897,752	$ 11,747,102
PEO Actually Paid Compensation Amount		18,005,113	$ 6,359,694	$ 21,171,173	$ 11,869,332
PEO Name	Mr. Flanagan
Mr. Schlossberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,232,341	11,864,931
PEO Actually Paid Compensation Amount	$ 11,416,828	$ 11,533,698
PEO Name	Mr. Schlossberg
PEO | Mr. Schlossberg [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,423,856
PEO | Mr. Schlossberg [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,239,369)
PEO | Mr. Schlossberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,434,319
PEO | Mr. Schlossberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(388,940)
PEO | Mr. Schlossberg [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Schlossberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(224,446)
PEO | Mr. Schlossberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(637,033)
PEO | Mr. Schlossberg [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,956
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,400,747
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,465,346)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,929,308
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,616)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,496)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,853)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 96,404